Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
8. GOODWILL
The Company’s goodwill relates to the acquisition of a controlling interest in Microphase on June 2, 2017 and the acquisitions of Enertec on May 22, 2018, and Relec on November 30, 2020. The following table summarizes the changes in our goodwill for the six months ended June 30, 2022:

Goodwill
Balance as of December 31, 2021	$9,812,000
Effect of exchange rate changes	(726,000)

Balance as of June 30, 2022	$9,086,000

9. GOODWILL
The Company’s goodwill relates to the acquisition of a controlling interest in Microphase on June 2, 2017 and the acquisitions of Enertec on May 22, 2018, and Relec on November 30, 2020. The following table summarizes the changes in our goodwill for the years ended December 31, 2021 and 2020:

Goodwill
Balance as of January 1, 2020	$8,101,000
Acquisition of Relec	1,148,000
Effect of exchange rate changes	397,000

Balance as of December 31, 2020	9,646,000
Effect of exchange rate changes	166,000

Balance as of December 31, 2021	$9,812,000